Employee Benefits (Details) - Schedule of Contributions for the Next Years Funded - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions	$ 47,180	$ 45,409
Retroactive severance pay	663	633
2023 [Member]
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions		2,427
Retroactive severance pay		59
2024 [Member]
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions	2,654	2,437
Retroactive severance pay	5	4
2025 [Member]
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions	2,656	2,419
Retroactive severance pay	270	185
2026 [Member]
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions	2,624	2,383
Retroactive severance pay	84	110
2027 [Member]
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions	39,246	35,743
Retroactive severance pay	$ 304	$ 275